Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Income Tax Provision (Benefit)

The actual income tax provision differs from the expected income tax provision computed at the federal statutory rate as follows:

	December 31,
	2012	2011	2010
Statutory federal tax benefit	$(1,604,648)	$(1,291,175)	$(11,848,754)
State income tax, net of federal benefit	(19,918)	(232,489)	(1,284,265)
Other permanent differences	4,975	22,101	607,981
Foreign rate differential	(80,292)	(50,173)	2,492,478
Rate change	388,656	-	-
Lobbying costs	122,204	-	-
Write-off of expired/forfeited options and conversion of notes	193,605	391,826	3,071,189
Canada transfer pricing and expiring attributes	-	(8,965,832)	-
Expiration (reversal of expiration) of net operating losses	-	(4,745,271)	5,053,927
Other	1,393,366	732,322	309,840
Subtotal	397,948	(14,138,691)	(1,597,604)
Decrease (increase) in valuation allowance	(202,451)	14,138,691	1,597,604
Income tax expense	$195,497	$-	$-

Schedule of Deferred Tax Assets and Liabilities

Our net deferred tax assets consisted of the following:

	December 31,
	2012	2011
Net operating loss carry forwards	$58,334,073	$62,873,360
Fixed assets/intangibles	114,826	49,389
Research and development credits/loss carry forwards	3,278,995	3,291,651
Stock based compensation	3,047,573	2,611,770
Accrued expenses and other	2,789,776	1,368,036
Total deferred tax assets	67,565,243	70,194,206
Deferred tax liabilities:
Intercompany bad debt	(3,978,944)	(6,209,959)
Total deferred tax liabilities	(3,978,944)	(6,209,959)
Net deferred tax assets	63,586,299	63,984,247
Less: valuation allowance	(63,781,796)	(63,984,247)
Net deferred tax assets	$(195,497)	$-